UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8416
                                     -------------------------------------------

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)                  (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:   12/31
                           ---------------------------------
Date of reporting period:  09/30/10
                           ---------------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Touchstone Baron Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
                                                  September 30, 2010 (Unaudited)

                                                                                                          MARKET
COMMON STOCKS -- 94.6%                                                       SHARES                       VALUE
-------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 33.6%
Choice Hotels International, Inc.                                              14,500              $      528,670
DeVry, Inc.                                                                    16,500                     811,965
Dick's Sporting Goods, Inc.*                                                   28,500                     799,140
J. Crew Group, Inc.*+                                                          12,000                     403,440
Lamar Advertising Co. - Class A*                                                5,000                     159,100
LKQ Corp.*                                                                     24,000                     499,200
Lumber Liquidators Holdings, Inc.*                                              8,600                     211,302
Mohawk Industries, Inc.*                                                        4,200                     223,860
Morningstar, Inc.*                                                              7,200                     320,832
Panera Bread Co. - Class A*                                                     3,000                     265,830
Peet's Coffee & Tea, Inc.*+                                                    10,000                     342,300
Penn National Gaming, Inc.*                                                    10,000                     296,100
Penske Auto Group, Inc.*                                                        4,700                      62,040
Polo Ralph Lauren Corp.                                                         6,000                     539,160
Strayer Education, Inc.+                                                        3,500                     610,750
Under Armour, Inc. - Class A*+                                                  7,500                     337,800
Vail Resorts, Inc.*                                                            14,000                     525,280
Wynn Resorts Ltd.                                                               1,359                     117,920
--------------------------------------------------------------------------------------------------------------------
                                                                                                        7,054,689
--------------------------------------------------------------------------------------------------------------------

HEALTH CARE -- 13.4%
AMERIGROUP Corp.*                                                              15,000                     637,050
Chemed Corp.                                                                    3,000                     170,910
Community Health Systems, Inc.*                                                12,700                     393,319
Edwards Lifesciences Corp.*                                                    20,000                   1,341,000
Gen-Probe, Inc.*                                                                3,500                     169,610
IDEXX Laboratories, Inc.*                                                         800                      49,376
Techne Corp.                                                                    1,000                      61,730
--------------------------------------------------------------------------------------------------------------------
                                                                                                        2,822,995
--------------------------------------------------------------------------------------------------------------------

FINANCIALS -- 13.3%
Alexander's, Inc. REIT                                                          1,200                     378,936
Alexandria Real Estate Equities, Inc. REIT                                      2,500                     175,000
Arch Capital Group Ltd.*                                                       12,000                   1,005,600
Cohen & Steers, Inc.+                                                           5,500                     119,350
Digital Realty Trust, Inc. REIT+                                                2,752                     169,798
Eaton Vance Corp.                                                               9,000                     261,360
Interactive Brokers Group, Inc. - Class A*                                     11,000                     189,310
Jefferies Group, Inc.+                                                         10,000                     226,900
Primerica, Inc.                                                                13,000                     264,420
--------------------------------------------------------------------------------------------------------------------
                                                                                                        2,790,674
--------------------------------------------------------------------------------------------------------------------

INDUSTRIALS -- 10.6%
Aecom Technology Corp.*                                                         5,500                     133,430
Copart, Inc.*                                                                  15,000                     494,550
CoStar Group, Inc.*+                                                            6,500                     316,615
Generac Holdings, Inc.*                                                        15,000                     204,600
Genesee & Wyoming, Inc. - Class A*                                             15,750                     683,393
Tetra Tech, Inc.*                                                              14,000                     293,580
Valmont Industries, Inc.                                                        1,500                     108,600
--------------------------------------------------------------------------------------------------------------------
                                                                                                        2,234,768
--------------------------------------------------------------------------------------------------------------------

ENERGY -- 8.1%
Atlas Energy, Inc.*                                                             2,900                      83,056
Brigham Exploration Co.*                                                       11,500                     215,625
CARBO Ceramics, Inc.                                                            3,800                     307,800
Denbury Resources, Inc.*                                                       10,000                     158,900
SEACOR Holdings, Inc.*                                                          4,500                     383,220
SM Energy Co.                                                                   5,500                     206,030
Southern Union Co.                                                             14,000                     336,840
--------------------------------------------------------------------------------------------------------------------
                                                                                                        1,691,471
--------------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES -- 6.1%
Church & Dwight Co., Inc.                                                       6,000                     389,640
Diamond Foods, Inc.+                                                            5,500                     225,445
Ralcorp Holdings, Inc.*                                                         4,400                     257,312
TreeHouse Foods, Inc.*                                                          5,000                     230,500
Whole Foods Market, Inc.*                                                       5,000                     185,550
--------------------------------------------------------------------------------------------------------------------
                                                                                                        1,288,447
--------------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 3.2%
Blackboard, Inc.*+                                                              3,000                     108,120
Pegasystems, Inc.+                                                              7,000                     217,350
SS&C Technologies Holdings, Inc.*                                               6,215                      98,197
WebMD Health Corp.*+                                                            5,000                     249,350
--------------------------------------------------------------------------------------------------------------------
                                                                                                          673,017
--------------------------------------------------------------------------------------------------------------------

UTILITIES -- 3.0%
ITC Holdings Corp.                                                             10,000                     622,500
--------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.4%
SBA Communications Corp. - Class A*                                            12,500                     503,750
--------------------------------------------------------------------------------------------------------------------

MATERIALS -- 0.9%
Molycorp, Inc.*                                                                 6,500                     183,885
--------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                                                $   19,866,196
--------------------------------------------------------------------------------------------------------------------

INVESTMENT FUNDS --25.0%
Invesco Liquid Assets Portfolio**                                           3,108,969                   3,108,969
Touchstone Institutional Money Market Fund^                                 2,152,530                   2,152,530
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                                             $    5,261,499
--------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 119.6%                                                              $   25,127,695
(Cost $17,264,576)

LIABILITIES IN EXCESS OF OTHER ASSETS -- (19.6%)                                                       (4,117,094)
--------------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                               $   21,010,601
====================================================================================================================

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2010, was $3,046,423.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
REIT -- Real Estate Investment Trust

Touchstone Baron Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
                                                  September 30, 2010 (Unaudited)

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                LEVEL 1       LEVEL 2      LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stocks         $  19,866,196      $     -      $     -     $  19,866,196
Investment Funds          5,261,499            -            -         5,261,499
--------------------------------------------------------------------------------
                                                                  $  25,127,695


See accompanying Notes to Portfolios of Investments.

Touchstone Core Bond Fund
SCHEDULE OF INVESTMENTS
                                                  September 30, 2010 (Unaudited)

   PRINCIPAL                                                                                         MARKET
    AMOUNT                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------
                CORPORATE BONDS -- 32.5%
                FINANCIALS -- 7.6%
  $     15,000  Ally Financial, Inc., 144a, 7.500%, 9/15/20                                        $     15,975
       235,000  Bank of America Corp. MTN, 7.375%, 5/15/14                                              270,098
       200,000  Brandywine Operating Partnership LP, 5.400%, 11/1/14                                    208,838
       190,000  Caterpillar Financial Services Corp. MTN,  5.450%, 4/15/18                              220,263
        20,000  CIT Group, Inc., 7.000%, 5/1/16                                                          19,700
        10,000  CIT Group, Inc., 7.000%, 5/1/17                                                           9,788
       170,000  Citigroup, Inc., 5.500%, 4/11/13                                                        182,383
       250,000  Credit Suisse New York MTN,  4.375%, 8/5/20                                             255,315
       200,000  General Electric Capital Corp. MTN,  5.625%, 5/1/18                                     221,995
       200,000  Goldman Sachs Group, Inc., 7.500%, 2/15/19                                              237,951
       115,000  HSBC Bank PLC,  144a, 3.500%, 6/28/15                                                   120,631
        32,000  International Lease Finance Corp., 144a, 8.750%, 3/15/17                                 34,320
        16,000  Liberty Mutual Group, Inc., 144a, 10.750%, 6/15/58(a)                                    18,880
        20,000  Lyondell Chemical Co., 144a, 8.000%, 11/1/17                                             21,850
        70,000  MetLife, Inc., 10.750%, 8/1/39                                                           90,825
       225,000  Morgan Stanley MTN, 5.625%, 1/9/12                                                      236,946
        52,000  Omega Healthcare Investors, Inc., 144a, 6.750%, 10/15/22                                 51,513
        21,000  Pinafore LLC / Pinafore, Inc., 144a, 9.000%, 10/1/18                                     22,050
        15,000  Reynolds Group Issuer Inc., 144a, 7.750%, 10/15/16                                       15,262
       145,000  Teachers Insurance & Annuity Association of America, 144a, 6.850%, 12/16/39             178,434
       175,000  WCI Finance LLC / WEA Finance LLC, 144a, 5.700%, 10/1/16                                195,568
       250,000  Williams Company Inc, Credit Linked Certificates Trust V, 144a, 6.375%, 10/1/10         250,000
       220,000  Xstrata Finance Canada Ltd., 144a, 5.500%, 11/16/11                                     230,518
----------------------------------------------------------------------------------------------------------------
                                                                                                      3,109,103
----------------------------------------------------------------------------------------------------------------

                UTILITIES -- 6.7%
        85,000  AES Corp., 8.000%, 10/15/17                                                              91,800
        25,000  Calpine Corp., 144a, 7.875%, 7/31/20                                                     25,687
       215,000  CenterPoint Energy, Inc., 5.950%, 2/1/17                                                241,816
       200,000  CMS Energy Corp., 6.250%, 2/1/20                                                        210,554
        15,000  CMS Energy Corp., 8.750%, 6/15/19                                                        17,910
       135,000  Copano Energy LLC / Copano Energy Finance Corp., 8.125%, 3/1/16                         137,700
        12,000  Crosstex Energy, 8.875%, 2/15/18                                                         12,570
       160,000  Enel Finance International SA,  144a, 6.250%, 9/15/17                                   181,460
       145,000  FPL Group Capital, Inc., 6.350%, 10/1/66(a)                                             137,750
       110,000  Intergen NV,  144a, 9.000%, 6/30/17                                                     116,325
       125,000  MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Ser B, 8.750%, 4/15/18     135,000
       180,000  Nisource Finance Corp., 6.150%, 3/1/13                                                  197,760
       140,000  Plains All American Pipeline LP / PAA Finance Corp., 6.650%, 1/15/37                    151,746
       165,000  PPL Energy Supply LLC, 6.500%, 5/1/18                                                   190,932
        40,000  Regency Energy Partners LP / Regency Energy Finance Corp., 9.375%, 6/1/16                44,100
       195,000  Rockies Express Pipeline LLC, 144a, 6.250%, 7/15/13                                     211,853
       135,000  RRI Energy, Inc., 7.875%, 6/15/17                                                       125,888
       175,000  Southern Power Co., Ser D, 4.875%, 7/15/15                                              194,795
       101,000  Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
                  144a, 7.875%, 10/15/18                                                                105,293
       190,000  TransCanada PipeLines Ltd., 6.100%, 6/1/40                                              214,504
----------------------------------------------------------------------------------------------------------------
                                                                                                      2,745,443
----------------------------------------------------------------------------------------------------------------

                CONSUMER DISCRETIONARY -- 5.5%
        17,000  Accuride Corp., 144a, 9.500%, 8/1/18                                                     17,850
        40,000  ACE Hardware Corp., 144a, 9.125%, 6/1/16                                                 42,700
        11,000  Allbritton Communications Co., 8.000%, 5/15/18                                           11,028
        15,000  CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.875%, 4/30/18                     15,562
        60,000  Cequel Communications Holdings l LLC and Cequel Capital Corp.,
                  144a, 8.625%, 11/15/17                                                                 63,300
         1,000  Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17                                  1,060
        17,000  Clear Channel Worldwide Holdings, Inc., Ser B, 9.250%, 12/15/17                          18,147
       195,000  Comcast Corp., 5.700%, 7/1/19                                                           223,772
        24,000  Cooper-Standard Automotive, Inc., 144a, 8.500%, 5/1/18                                   24,900
       100,000  CSC Holdings LLC, 8.625%, 2/15/19                                                       112,500
       230,000  DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 7.625%, 5/15/16                     256,450
        11,000  Entravision Communications Corp., 144a, 8.750%, 8/1/17                                   11,220
       100,000  Equinox Holdings, Inc., 144a, 9.500%, 2/1/16                                            102,250
        35,000  Fisher Communications, Inc., 8.625%, 9/15/14                                             34,650
        28,000  Goodyear Tire & Rubber, 10.500%, 5/15/16                                                 31,710
        22,000  Inergy LP / Inergy Finance Corp., 144a, 7.000%, 10/1/18                                  22,550
        30,000  Insight Communications Co., Inc., 144a, 9.375%, 7/15/18                                  31,875
         8,000  Lear Corp., 7.875%, 3/15/18                                                               8,480
        63,000  Libbey Glass, Inc., 144a, 10.000%, 2/15/15                                               67,725
       140,000  Macy's Retail Holdings, Inc., 5.350%, 3/15/12                                           145,950
        25,000  Navistar International Corp., 8.250%, 11/1/21                                            26,688
       175,000  News America, Inc., 6.900%, 3/1/19                                                      214,033
        19,000  Simmons Bedding Co., 144a, 11.250%, 7/15/15                                              20,401
       280,000  Time Warner Cable, Inc., 6.200%, 7/1/13                                                 315,434
       130,000  Time Warner, Inc., 3.150%, 7/15/15                                                      134,749
         7,000  Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc.,
                  144a, 10.625%, 9/1/17                                                                   7,070

Touchstone Core Bond Fund
SCHEDULE OF INVESTMENTS
                                                  September 30, 2010 (Unaudited)

     PRINCIPAL                                                                                         MARKET
      AMOUNT                                                                                           VALUE
-----------------------------------------------------------------------------------------------------------------
                CORPORATE BONDS -- 32.5% (CONTINUED)
   $    31,000  Valassis Communications, Inc., 8.250%, 3/1/15                                      $      32,550
       225,000  Viacom, Inc., 6.250%, 4/30/16                                                            263,919
-----------------------------------------------------------------------------------------------------------------
                                                                                                       2,258,523
-----------------------------------------------------------------------------------------------------------------

                ENERGY -- 2.9%
        90,000  Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp., 12.125%, 8/1/17             104,063
       135,000  Basic Energy Services, Inc., 11.625%, 8/1/14                                             148,500
        32,000  Coffeyville Resources LLC, 144a, 10.875%, 4/1/17                                          33,760
        10,000  Consol Energy, Inc., 144a, 8.000%, 4/1/17                                                 10,825
        10,000  Consol Energy, Inc., 144a, 8.250%, 4/1/20                                                 10,925
        78,000  Helix Energy Solutions Group, Inc., 144a, 9.500%, 1/15/16                                 78,975
        50,000  Hilcorp Energy, 144a, 7.750%, 11/1/15                                                     50,500
        75,000  Hilcorp Energy, 144a, 9.000%, 6/1/16                                                      77,812
       135,000  Holly Energy Partners LP / Holly Energy Finance Corp., 6.250%, 3/1/15                    132,975
       195,000  NuStar Logistics LP, 6.050%, 3/15/13                                                     208,372
       105,000  Petrohawk Energy Corp., 10.500%, 8/1/14                                                  118,912
        44,000  Pioneer Drilling Co., 144a, 9.875%, 3/15/18                                               44,990
       135,000  Sabine Pass  LP, 7.250%, 11/30/13                                                        130,275
        30,000  Transocean, Inc., 7.375%, 4/15/18                                                         33,201
        23,000  Transocean, Inc., 6.000%, 3/15/18                                                         24,463
-----------------------------------------------------------------------------------------------------------------
                                                                                                       1,208,548
-----------------------------------------------------------------------------------------------------------------

                TELECOMMUNICATION SERVICES -- 2.6%
       225,000  AT&T, Inc., 6.550%, 2/15/39                                                              261,669
        45,000  Cricket Communications, Inc., 7.750%, 5/15/16                                             47,756
        57,000  Frontier Communications Corp., 8.500%, 4/15/20                                            62,914
        10,000  NII Capital Corp., 10.000%, 8/15/16                                                       11,375
         6,000  PAETEC Holding Corp., 8.875%, 6/30/17                                                      6,270
         2,000  Qwest Communications International, Inc., 7.500%, 2/15/14                                  2,040
        45,000  Sprint Capital Corp., 8.750%, 3/15/32                                                     47,250
        55,000  Sprint Nextel Corp., 8.375%, 8/15/17                                                      59,675
         7,000  TW Telecom Holdings, Inc., 8.000%, 3/1/18                                                  7,333
       175,000  Verizon Communications, Inc., 6.250%, 4/1/37                                             197,761
        90,000  Virgin Media Finance PLC, 8.375%, 10/15/19                                                98,775
        27,000  West Corp., 144a, 8.625%, 10/1/18                                                         27,540
       100,000  Wind Acquisition Finance SA, 144a, 11.750%, 7/15/17                                      112,062
       135,000  Windstream Corp., 8.625%, 8/1/16                                                         142,762
-----------------------------------------------------------------------------------------------------------------
                                                                                                       1,085,182
-----------------------------------------------------------------------------------------------------------------

                INDUSTRIALS -- 2.3%
        39,000  Amsted Industries, Inc., 144a, 8.125%, 3/15/18                                            40,609
       135,000  ARAMARK Corp., 8.500%, 2/1/15                                                            140,400
       165,000  Burlington Northern Santa Fe LLC, 5.750%, 5/1/40                                         182,090
        50,000  Cenveo Corp., 8.875%, 2/1/18                                                              49,437
       100,000  Iron Mountain, Inc., 8.000%, 6/15/20                                                     105,625
        39,000  Kemet Corp., 144a, 10.500%, 5/1/18                                                        40,804
        15,000  Liberty Tire Recycling, 144a, 11.000%, 10/1/16                                            15,300
        47,000  Martin Midstream Partners & Finance, 144a, 8.875%, 4/1/18                                 47,235
       230,000  Norfolk Southern Corp., 5.750%, 4/1/18                                                   269,332
        24,000  Overseas Shipholding Group, Inc., 8.125%, 3/30/18                                         24,930
         9,000  PHH Corp., 144a, 9.250%, 3/1/16                                                            9,360
        40,000  RSC Equipment Rental, Inc., 144a, 10.000%, 7/15/17                                        44,500
-----------------------------------------------------------------------------------------------------------------
                                                                                                         969,622
-----------------------------------------------------------------------------------------------------------------

                HEALTH CARE -- 1.8%
        22,000  Accellent, Inc., 8.375%, 2/1/17                                                           22,440
       135,000  Apria Healthcare Group, Inc., 11.250%, 11/1/14                                           148,500
        30,000  Capella Healthcare, Inc., 144a, 9.250%, 7/1/17                                            32,100
       135,000  HCA, Inc., 9.625%, 11/15/16                                                              146,475
       155,000  Health Care REIT, Inc., 6.125%, 4/15/20                                                  165,938
        30,000  NBTY, Inc., 144a, 9.000%, 10/1/18                                                         31,500
        50,000  Omnicare, Inc., 7.750%, 6/1/20                                                            51,125
        80,000  Service Corp. International, 8.000%, 11/15/21                                             85,600
        40,000  StoneMor, Cornerstone, OSIR, 144a, 10.250%, 12/1/17                                       42,500
-----------------------------------------------------------------------------------------------------------------
                                                                                                         726,178
-----------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES -- 1.4%
       190,000  Anheuser-Busch InBev Worldwide, Inc., 144a, 8.200%, 1/15/39                              272,077
       135,000  Ingles Markets, Inc., 8.875%, 5/15/17                                                    145,463
       140,000  Kraft Foods, Inc., 4.125%, 2/9/16                                                        151,438
-----------------------------------------------------------------------------------------------------------------
                                                                                                         568,978
-----------------------------------------------------------------------------------------------------------------

                MATERIALS -- 1.3%
        50,000  AK Steel Corp., 7.625%, 5/15/20                                                           50,625
       220,000  ArcelorMittal, 5.375%, 6/1/13                                                            236,216
        10,000  BWAY Holding Co., 144a, 10.000%, 6/15/18                                                  10,825
        15,000  Cascades, Inc., 7.875%, 1/15/20                                                           15,637
        27,000  Cascades, Inc., 7.750%, 12/15/17                                                          28,148
        30,000  Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.,
                  8.500%, 12/15/19                                                                        32,175
        30,000  Koppers, Inc., 7.875%, 12/1/19                                                            31,275
        23,000  Novelis, Inc., 7.250%, 2/15/15                                                            23,402
        18,000  Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.,
                  8.250%, 4/15/18                                                                         18,652
         9,000  PolyOne Corp., 7.375%, 9/15/20                                                             9,281
        50,000  Tembec Industries, Inc., 144a, 11.250%, 12/15/18                                          46,813
        21,000  Texas Industries, Inc., 144a, 9.250%, 8/15/20                                             21,788
-----------------------------------------------------------------------------------------------------------------
                                                                                                         524,837
-----------------------------------------------------------------------------------------------------------------

                INFORMATION TECHNOLOGY -- 0.4%
       117,000  Communications & Power Industries, Inc., 8.000%, 2/1/12                                  117,293
        30,000  Viasat, Inc., 8.875%, 9/15/16                                                             32,287
-----------------------------------------------------------------------------------------------------------------
                                                                                                         149,580
-----------------------------------------------------------------------------------------------------------------

Touchstone Core Bond Fund
SCHEDULE OF INVESTMENTS
                                                  September 30, 2010 (Unaudited)

   PRINCIPAL                                                                                                        MARKET
    AMOUNT                                                                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------
                CORPORATE BONDS -- 32.5% (CONTINUED)

                TOTAL CORPORATE BONDS                                                                            $ 13,345,994
------------------------------------------------------------------------------------------------------------------------------

                MORTGAGE-BACKED SECURITIES -- 19.9%
  $    230,000  Banc of America Commercial Mortgage, Inc., Ser 2005-4, Class A3, 4.891%, 7/10/45                 $    237,308
       280,000  Banc of America Commercial Mortgage, Inc., Ser 2006-2, Class A3, 5.900%, 5/10/45(a)                   302,455
       365,000  Banc of America Commercial Mortgage, Inc., Ser 2006-6, Class A3, 5.369%, 10/10/45                     381,962
       315,000  Banc of America Commercial Mortgage, Inc., Ser 2007-1, Class AAB, 5.422%, 1/15/49                     339,362
       450,000  Banc of America Commercial Mortgage, Inc., Ser 2007-2, Class AAB, 5.817%, 4/10/49(a)                  483,175
       575,000  Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Class A4A, 4.871%, 9/11/42                613,643
       230,000  Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Class A3, 5.518%, 9/11/41                 244,200
       550,000  Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Class A4, 5.907%, 6/11/40(a)              597,207
       150,000  Citigroup Commercial Mortgage Trust, Ser 2006-C4, Class A2, 5.919%, 3/15/49(a)                        159,783
       105,000  Commercial Mortgage Pass Through Certificates, Ser 2004-LB4A, Class A3, 4.405%, 10/15/37              106,579
       135,000  Commercial Mortgage Pass-Thru Certificates, Ser 2005-C6, Class A5A, 5.116%, 6/10/44(a)                147,358
        70,953  Credit Suisse First Boston Mortgage Securities Corp., Ser 2002-CKN2, Class A2, 5.939%, 4/15/37         71,161
       476,310  Credit Suisse First Boston Mortgage Securities Corp., Ser 2005-9, Class 2A1, 5.500%, 10/25/35         431,290
       600,000  GE Capital Commercial Mortgage Corp., Ser 2002-2A, Class A3, 5.349%, 8/11/36                          633,814
       206,959  GE Capital Commercial Mortgage Corp., Ser 2004-C1, Class A2, 3.915%, 11/10/38                         207,264
       365,000  GE Capital Commercial Mortgage Corp., Ser 2005-C4, Class ASB, 5.483%, 11/10/45(a)                     393,206
       350,000  GS Mortgage Securities Corp. II, Ser 2006-GG8, Class AAB, 5.535%, 11/10/39                            381,084
       495,000  JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2004-C2, Class A3, 5.404%, 5/15/41(a)       535,486
       390,000  LB-UBS Commercial Mortgage Trust, Ser 2006-C3, Class A3, 5.689%, 3/15/32(a)                           413,389
       133,582  Merrill Lynch Mortgage Trust, Ser 2003-KEY1, Class A2, 4.435%, 11/12/35                               133,466
       700,000  Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Class 2A4S, 5.963%, 1/25/47                         465,989
       112,995  Residential Funding Mortgage Securities I, Ser 2006-S2, Class A2, 5.750%, 2/25/36                      80,546
       205,000  Wachovia Bank Commercial Mortgage Trust, Ser 2006-C29, Class A3, 5.313%, 11/15/48                     218,979
       330,000  Wachovia Bank Commercial Mortgage Trust, Ser 2007-C34, Class APB, 5.617%, 5/15/46                     360,025
       240,231  Washington Mutual Mortgage Pass-Thru Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35            225,082
------------------------------------------------------------------------------------------------------------------------------
                TOTAL MORTGAGE-BACKED SECURITIES                                                                 $  8,163,813
------------------------------------------------------------------------------------------------------------------------------

                U.S. TREASURY OBLIGATIONS -- 18.0%

     1,410,000  U.S. Treasury Inflation Indexed Bond, 2.125%, 2/15/40                                               1,589,210
     4,460,000  U.S. Treasury Inflation Indexed Note, 2.000%, 4/15/12                                               4,957,858
       200,000  U.S. Treasury Note, 0.750%, 8/15/13                                                                   200,750
       625,000  U.S. Treasury Note, 2.625%, 8/15/20                                                                   630,859
------------------------------------------------------------------------------------------------------------------------------
                TOTAL U.S. TREASURY OBLIGATIONS                                                                  $  7,378,677
------------------------------------------------------------------------------------------------------------------------------

                U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.3%

     1,650,000  FNMA,  1.625%, 10/26/15                                                                             1,649,345
     2,475,000  FNMA,  4.500%, 10/1/18                                                                              2,602,616
------------------------------------------------------------------------------------------------------------------------------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                         $  4,251,961
------------------------------------------------------------------------------------------------------------------------------

                ASSET-BACKED SECURITIES -- 7.2%
       460,693  Countrywide Asset-Backed Certificates, Ser 2007-S1, Class A5, 6.018%, 11/25/36(a)                     207,567
       250,000  CW Capital Cobalt Ltd., Ser 2006-C1, Class A4, 5.223%, 8/15/48                                        256,033
       340,497  Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2003-2XS, Class A6, 4.970%, 9/25/33         323,483
       677,948  Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2005-3, Class 4A4, 5.250%, 6/25/35          603,535
       470,000  Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Class A3, 4.569%, 8/10/42                   483,607
       465,000  Morgan Stanley Capital I, Ser 2006-HQ9, Class A3, 5.712%, 7/12/44                                     496,995
       242,961  Residential Asset Securitization Trust, Ser 2005-A6CB, Class A8, 5.500%, 6/25/35                      121,440
       284,855  Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36                       214,936
       314,772  Structured Asset Securities Corp., Ser 2005-17, Class 5A1, 5.500%, 10/25/35                           270,037

Touchstone Core Bond Fund
SCHEDULE OF INVESTMENTS
                                                  September 30, 2010 (Unaudited)

  PRINCIPAL                                                                                           MARKET
   AMOUNT                                                                                             VALUE
------------------------------------------------------------------------------------------------------------------
                ASSET-BACKED SECURITIES -- 7.2% (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                TOTAL ASSET-BACKED SECURITIES                                                    $      2,977,633
------------------------------------------------------------------------------------------------------------------

                U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 6.7%

       128,327  FNMA, Pool #254759, 4.500%, 6/1/18                                                        136,305
       179,286  FNMA, Pool #974401, 4.500%, 4/1/23                                                        188,779
       230,587  FNMA, Pool #974403, 4.500%, 4/1/23                                                        244,037
       697,238  FNMA, Pool #983610, 5.000%, 5/1/23                                                        739,765
       183,978  FNMA, Pool #984256, 5.000%, 6/1/23                                                        195,676
       292,348  FNMA, Pool #988107, 5.000%, 8/1/23                                                        310,179
       205,397  FNMA, Pool #995472, 5.000%, 11/1/23                                                       217,925
       186,508  FNMA, Pool #995529, 5.500%, 11/1/22                                                       200,870
       199,488  FNMA, Pool #889734, 5.500%, 6/1/37                                                        212,653
       164,895  FNMA, Pool #995220, 6.000%, 11/1/23                                                       178,820
        18,117  FNMA, Pool #561741, 7.500%, 1/1/31                                                         20,673
        29,814  FNMA, Pool #535290, 8.000%, 5/1/30                                                         34,552
        25,319  GNMA, Pool #G2 8503, 3.625%, 9/20/24 (a)                                                   26,181
        36,342  GNMA, Ser 2003-11, Class GJ, 4.000%, 10/17/29                                              38,190
         4,219  GNMA, Pool #434792, 8.000%, 7/15/30                                                         4,994
------------------------------------------------------------------------------------------------------------------
                TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS                                $      2,749,599
------------------------------------------------------------------------------------------------------------------

                MUNICIPAL BONDS -- 1.0%

                CALIFORNIA -- 0.5%
       180,000  California St UTGO, Ser 2009, 5.950%, 4/1/16                                              197,894
------------------------------------------------------------------------------------------------------------------
                GEORGIA -- 0.5%
       190,000  Municipal Electric Auth. of Georgia Rev, Ser 2010, 6.655%, 4/1/57                         201,345
------------------------------------------------------------------------------------------------------------------
                TOTAL MUNICIPAL BONDS                                                            $        399,239
------------------------------------------------------------------------------------------------------------------

                                                                                                      MARKET
   SHARES                                                                                             VALUE
------------------------------------------------------------------------------------------------------------------

                PREFERRED STOCK --0.5%
                FINANCIALS --0.5%
         7,900  Citigroup Capital VIII, 6.95%                                                    $        191,733
------------------------------------------------------------------------------------------------------------------

                                                                                                      MARKET
   SHARES                                                                                             VALUE
------------------------------------------------------------------------------------------------------------------
                INVESTMENT FUND -- 3.5%

     1,446,632  Touchstone Institutional Money Market Fund^                                      $      1,446,632
------------------------------------------------------------------------------------------------------------------
                TOTAL INVESTMENT SECURITIES -- 99.6%
                (Cost $40,370,618)                                                               $     40,905,281

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                                             174,228
------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                             $     41,079,509
==================================================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of September 30, 2010.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust
UTGO -- Unlimited Tax General Obligation
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities were valued at $3,325,822 or 8.1% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                          LEVEL 1      LEVEL 2     LEVEL 3        TOTAL
---------------------------------------------------------------------------------------
Corporate Bonds                  $         -   $ 13,345,994   $     -    $  13,345,994
Mortgage-Backed Securities                 -      8,163,813         -        8,163,813
U.S. Treasury Obligations                  -      7,378,677         -        7,378,677
U.S. Government Agency
  Obligations                              -      4,251,961         -        4,251,961
Asset-Backed Securities                    -      2,977,633         -        2,977,633
U.S. Government Mortgage-Backed
  Obligations                              -      2,749,599         -        2,749,599
Investment Fund                    1,446,632              -         -        1,446,632
Municipal Bonds                            -        399,239         -          399,239
Preferred Stock                      191,733              -         -          191,733
---------------------------------------------------------------------------------------
                                                                         $  40,905,281

See accompanying Notes to Portfolios of Investments.

Touchstone High Yield Fund
SCHEDULE OF INVESTMENTS
                                                  September 30, 2010 (Unaudited)

   PRINCIPAL                                                                                              MARKET
    AMOUNT                                                                                                VALUE
---------------------------------------------------------------------------------------------------------------------
                CORPORATE BONDS -- 96.9%
                CONSUMER DISCRETIONARY -- 21.7%
  $    503,000  Asbury Automotive Group, Inc., 8.000%, 3/15/14                                        $      508,030
        12,000  Asbury Automotive Group, Inc., 7.625%, 3/15/17                                                11,700
       315,000  Beazer Homes USA, Inc., 6.875%, 7/15/15                                                      286,256
       163,000  CCO Holdings LLC, 144a, 8.125%, 4/30/20                                                      172,780
       400,000  Cequel Communications Holdings l LLC and Cequel Capital Corp.,
                  144a, 8.625%, 11/15/17                                                                     422,000
       120,000  Clear Channel Worldwide Holdings, Inc., Ser B, 9.250%, 12/15/17                              128,100
         7,000  Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17                                       7,420
       155,000  Cooper-Standard Automotive, Inc., 144a, 8.500%, 5/1/18                                       160,812
       365,000  CSC Holdings LLC, 8.625%, 2/15/19                                                            410,625
       149,000  Equinox Holdings, Inc., 144a, 9.500%, 2/1/16                                                 152,353
       191,000  Fisher Communications, Inc., 8.625%, 9/15/14                                                 189,090
       450,000  Goodyear Tire & Rubber, 10.500%, 5/15/16                                                     509,625
       132,000  Inergy LP / Inergy Finance Corp., 144a, 7.000%, 10/1/18                                      135,300
       470,000  Insight Communications Co., Inc., 144a, 9.375%, 7/15/18                                      499,375
        50,000  Jarden Corp., 8.000%, 5/1/16                                                                  53,250
       139,000  Lamar Media Corp., Ser B, 6.625%, 8/15/15                                                    140,737
        56,000  Lear Corp., 7.875%, 3/15/18                                                                   59,360
       368,000  Libbey Glass, Inc., 144a, 10.000%, 2/15/15                                                   395,600
       250,000  Meritage Homes Corp., 6.250%, 3/15/15                                                        245,625
       166,000  Navistar International Corp., 8.250%, 11/1/21                                                177,205
       346,000  Penske Auto Group, Inc., 7.750%, 12/15/16                                                    337,783
       560,000  Quebecor Media, Inc., 7.750%, 3/15/16                                                        577,500
       152,000  Quebecor Media, Inc., 7.750%, 3/15/16                                                        156,750
       350,000  QVC, Inc., 144a, 7.500%, 10/1/19                                                             365,750
       129,000  Sealy Mattress Co., 8.250%, 6/15/14                                                          129,968
       224,000  Simmons Bedding Co., 144a, 11.250%, 7/15/15                                                  240,520
        42,000  Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 144a,
                  10.625%, 9/1/17                                                                             42,420
        60,000  Valassis Communications, Inc., 8.250%, 3/1/15                                                 63,000
       240,000  WMG Acquisition Corp., 7.375%, 4/15/14                                                       226,200
---------------------------------------------------------------------------------------------------------------------
                                                                                                           6,805,134
---------------------------------------------------------------------------------------------------------------------

                ENERGY -- 14.8%
       139,000  Basic Energy Services, Inc., 11.625%, 8/1/14                                                 152,900
        49,000  Chesapeake Energy Corp., 6.500%, 8/15/17                                                      50,837
       396,000  Chesapeake Energy Corp., 9.500%, 2/15/15                                                     458,370
       349,000  Coffeyville Resources LLC, 144a, 10.875%, 4/1/17                                             368,195
        66,000  Consol Energy, Inc., 144a, 8.250%, 4/1/20                                                     72,105
        66,000  Consol Energy, Inc., 144a, 8.000%, 4/1/17                                                     71,445
       200,000  Expro Finance Luxembourg SCA, 144a, 8.500%, 12/15/16                                         190,500
       485,000  Gibson Energy, 11.750%, 5/27/14                                                              538,350
       644,000  Helix Energy Solutions Group, Inc., 144a, 9.500%, 1/15/16                                    652,050
       529,000  Hilcorp Energy, 144a, 7.750%, 11/1/15                                                        534,290
        44,000  Hilcorp Energy, 144a, 9.000%, 6/1/16                                                          45,650
       350,000  Holly Energy Partners LP / Holly Energy Finance Corp., 6.250%, 3/1/15                        344,750
       348,000  Petrohawk Energy Corp., 10.500%, 8/1/14                                                      394,110
       284,000  Pioneer Drilling Co., 144a, 9.875%, 3/15/18                                                  290,390
       543,000  United Refining Co., Ser 2, 10.500%, 8/15/12                                                 499,560
---------------------------------------------------------------------------------------------------------------------
                                                                                                           4,663,502
---------------------------------------------------------------------------------------------------------------------
                UTILITIES -- 11.6%
       164,000  Atlas Pipeline Partners LP, 8.750%, 6/15/18                                                  167,690
       200,000  Atlas Pipeline Partners LP, 8.125%, 12/15/15                                                 202,000
       327,000  Copano Energy LLC / Copano Energy Finance Corp., 8.125%, 3/1/16                              333,540
        79,000  Crosstex Energy, 8.875%, 2/15/18                                                              82,752
       200,000  Enterprise Products, Ser A, 8.375%, 8/1/66(a)                                                208,750
       367,000  Enterprise Products, 7.000%, 6/1/67(a)                                                       346,815
       350,000  Intergen NV, 144a, 9.000%, 6/30/17                                                           370,125
       292,000  MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Ser B, 8.750%, 4/15/18          315,360
        85,000  North American Energy, 144a, 10.875%, 6/1/16                                                  92,863
       215,000  PNM Resources, Inc., 9.250%, 5/15/15                                                         231,394
       104,000  Puget Sound Energy, Inc., Ser A, 6.974%, 6/1/67(a)                                            97,039
       250,000  Regency Energy Partners LP / Regency Energy Finance Corp., 9.375%, 6/1/16                    275,625
        51,000  RRI Energy, Inc., 7.625%, 6/15/14                                                             50,490
       492,000  Sabine Pass  LP, 7.250%, 11/30/13                                                            474,780
         9,000  Targa Resources Partners, 8.250%, 7/1/16                                                       9,518
       329,000  Targa Resources Partners, 11.250%, 7/15/17                                                   379,995
---------------------------------------------------------------------------------------------------------------------
                                                                                                           3,638,736
---------------------------------------------------------------------------------------------------------------------

                INDUSTRIALS -- 10.8%
       264,000  Amsted Industries, Inc., 144a, 8.125%, 3/15/18                                               274,890
       197,000  Ashtead Capital, Inc., 144a, 9.000%, 8/15/16                                                 203,895
        90,000  Ashtead Holdings PLC, 144a, 8.625%, 8/1/15                                                    92,700
       198,000  Baldor Electric Co., 8.625%, 2/15/17                                                         211,860
       100,000  BE Aerospace, Inc., 8.500%, 7/1/18                                                           109,000
       150,000  Belden, Inc., 7.000%, 3/15/17                                                                150,375
       400,000  Cenveo Corp., 8.875%, 2/1/18                                                                 395,500
        12,000  General Cable Corp., 7.125%, 4/1/17                                                           12,180
       484,000  Kemet Corp., 144a, 10.500%, 5/1/18                                                           506,385
       130,000  Liberty Tire Recycling, 144a, 11.000%, 10/1/16                                               132,600
       318,000  Martin Midstream Partners & Finance, 144a, 8.875%, 4/1/18                                    319,590
       120,000  Moog, Inc., 7.250%, 6/15/18                                                                  121,800
       492,000  Mueller Water Products, Inc., 7.375%, 6/1/17                                                 434,190
       161,000  Overseas Shipholding Group, Inc., 8.125%, 3/30/18                                            167,239
       194,000  RSC Equipment Rental, Inc. / RSC Holdings III LLC, 144a, 10.000%, 7/15/17                    215,825
        32,000  TransDigm, Inc., 7.750%, 7/15/14                                                              32,360
---------------------------------------------------------------------------------------------------------------------
                                                                                                           3,380,389
---------------------------------------------------------------------------------------------------------------------

                HEALTH CARE -- 10.3%
       352,000  Accellent, Inc., 8.375%, 2/1/17                                                              359,040
       200,000  Apria Healthcare Group, Inc., 11.250%, 11/1/14                                               220,000
       250,000  Axcan Intermediate Holdings, Inc., 9.250%, 3/1/15                                            260,000
       451,000  Capella Healthcare, Inc., 144a, 9.250%, 7/1/17                                               482,570
        32,000  DaVita, Inc., 7.250%, 3/15/15                                                                 33,220
       250,346  HCA, Inc., 9.625%, 11/15/16                                                                  271,625
       260,000  HCA, Inc., 5.750%, 3/15/14                                                                   256,425
        45,000  IASIS Healthcare, 8.750%, 6/15/14                                                             46,013
       500,000  NBTY, Inc., 144a, 9.000%, 10/1/18                                                            525,000
        32,000  Omnicare, Inc., 7.750%, 6/1/20                                                                32,720
       253,000  Res-Care, Inc., 7.750%, 10/15/13                                                             257,427
       290,000  Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding,
                  144a, 10.250%, 12/1/17                                                                     308,125
       208,000  Universal Hospital Services, Inc., 4.134%, 6/1/15(a)                                         178,880

Touchstone High Yield Fund
SCHEDULE OF INVESTMENTS
                                                  September 30, 2010 (Unaudited)

   PRINCIPAL                                                                                 MARKET
    AMOUNT                                                                                   VALUE
-------------------------------------------------------------------------------------------------------
                CORPORATE BONDS -- 96.9% (CONTINUED)
-------------------------------------------------------------------------------------------------------
                                                                                          $  3,231,045
-------------------------------------------------------------------------------------------------------

                TELECOMMUNICATION SERVICES -- 10.0%
       190,000  Cricket Communications, Inc., 10.000%, 7/15/15+                                205,200
       330,000  Cricket Communications, Inc., 7.750%, 5/15/16                                  350,213
       364,000  Frontier Communications Corp., 8.500%, 4/15/20                                 401,765
       101,000  MetroPCS Wireless, 9.250%, 11/1/14                                             105,797
       139,000  Nextel Communications, Inc., Ser E, 6.875%, 10/31/13                           139,869
        20,000  NII Capital Corp., 10.000%, 8/15/16                                             22,750
       255,000  PAETEC Holding Corp., 8.875%, 6/30/17                                          266,475
       150,000  Qwest Communications International, Inc., 144a, 7.125%, 4/1/18                 157,500
       139,000  Sprint Capital Corp., 8.750%, 3/15/32                                          145,950
        41,000  TW Telecom Holdings, Inc., 8.000%, 3/1/18                                       42,947
       390,000  Virgin Media Finance PLC, Ser 1, 9.500%, 8/15/16                               440,700
       128,000  West Corp., 144a, 8.625%, 10/1/18                                              130,560
       231,000  Wind Acquisition Finance SA, 144a, 11.750%, 7/15/17                            258,864
       449,000  Windstream Corp., 8.625%, 8/1/16                                               474,818
-------------------------------------------------------------------------------------------------------
                                                                                             3,143,408
-------------------------------------------------------------------------------------------------------

                FINANCIALS -- 8.4%
        74,000  CIT Group, Inc., 7.000%, 5/1/17                                                 72,427
       148,000  CIT Group, Inc., 7.000%, 5/1/16                                                145,780
       107,000  Credit Acceptance Corp., 144a, 9.125%, 2/1/17                                  112,350
       216,000  Equinix, Inc., 8.125%, 3/1/18                                                  230,580
       401,000  International Lease Finance Corp., 144a, 8.750%, 3/15/17                       430,072
       113,000  Liberty Mutual Group, Inc., 144a, 10.750%, 6/15/58(a)                          133,340
       140,000  Lyondell Chemical Co., 144a, 8.000%, 11/1/17                                   152,950
       500,000  MetLife, Inc., 10.750%, 8/1/39                                                 648,750
        78,000  Omega Healthcare Investors, Inc., 144a, 6.750%, 10/15/22                        77,269
       239,000  Pinafore LLC / Pinafore, Inc., 144a, 9.000%, 10/1/18                           250,950
       341,000  PPF Funding, Inc., 144a, 5.700%, 4/15/17                                       312,774
        60,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 144a,
                  7.750%, 10/15/16                                                              61,050
-------------------------------------------------------------------------------------------------------
                                                                                             2,628,292
-------------------------------------------------------------------------------------------------------

                MATERIALS -- 5.6%
        91,000  AK Steel Corp., 7.625%, 5/15/20                                                 92,138
       313,000  Buckeye Technologies, Inc., 8.500%, 10/1/13                                    316,913
        61,000  BWAY Holding Co., 144a, 10.000%, 6/15/18                                        66,032
       228,000  Cascades, Inc., 7.750%, 12/15/17                                               237,690
       202,000  Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.,
                  8.500%, 12/15/19                                                             216,645
       184,000  Koppers, Inc., 7.875%, 12/1/19                                                 191,820
       317,000  Novelis, Inc., 7.250%, 2/15/15                                                 322,548
       145,000  Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.,
                  8.250%, 4/15/18                                                              150,256
        53,000  PolyOne Corp., 7.375%, 9/15/20                                                  54,656
        30,000  Solo Cup Co., 10.500%, 11/1/13                                                  31,050
        81,000  US Concrete, Inc., 144a, 9.500%, 8/31/15                                        94,770
-------------------------------------------------------------------------------------------------------
                                                                                             1,774,518
-------------------------------------------------------------------------------------------------------
                INFORMATION TECHNOLOGY -- 2.8%
       149,000  First Data Corp., 9.875%, 9/24/15                                              121,807
       309,000  SunGard Data Systems, Inc., 9.125%, 8/15/13                                    315,566
       427,000  Viasat, Inc., 8.875%, 9/15/16                                                  459,559
-------------------------------------------------------------------------------------------------------
                                                                                               896,932
-------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES -- 0.9%
       250,000  Ingles Markets, Inc., 8.875%, 5/15/17                                          269,375
-------------------------------------------------------------------------------------------------------

                TOTAL CORPORATE BONDS                                                     $ 30,431,331
-------------------------------------------------------------------------------------------------------

                                                                                             MARKET
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------

                PREFERRED STOCK --0.2%
                FINANCIALS --0.2%
            90  Ally Financial, Inc. 144a, 7.00%                                          $     82,575
-------------------------------------------------------------------------------------------------------

                                                                                             MARKET
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------

                COMMON STOCK --0.6%
                MATERIALS --0.6%
        17,723  US Concrete, Inc.*                                                        $    177,230
-------------------------------------------------------------------------------------------------------

                                                                                             MARKET
   SHARES                                                                                    VALUE
-------------------------------------------------------------------------------------------------------
                INVESTMENT FUNDS -- 2.7%

       170,240  Invesco Liquid Assets Portfolio**                                              170,240
       679,934  Touchstone Institutional Money Market Fund^                                    679,934
-------------------------------------------------------------------------------------------------------
                TOTAL INVESTMENT FUNDS                                                    $    850,174
-------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 100.4%
                (Cost $29,820,351)                                                        $ 31,541,310

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)                               (139,744)
-------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                      $ 31,401,566
=======================================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of September 30, 2010.
+ All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2010, was $164,160.
*     Non-income producing security.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
PLC -- Public Limited Company
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities were valued at $10,932,784 or 34.8% of net assets.

Touchstone High Yield Fund
SCHEDULE OF INVESTMENTS
                                                  September 30, 2010 (Unaudited)

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1        LEVEL 2      LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Corporate Bonds       $        -    $  30,431,331   $     -     $   30,431,331
Investment Funds         850,174                -         -            850,174
Common Stock                   -          177,230         -            177,230
Preferred Stock           82,575                -         -             82,575
--------------------------------------------------------------------------------
                                                                $   31,541,310

See accompanying Notes to Portfolios of Investments.

Touchstone Large Cap Core Equity Fund
SCHEDULE OF INVESTMENTS
                                                  September 30, 2010 (Unaudited)

                                                                     MARKET
COMMON STOCKS -- 98.8%                            SHARES              VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 22.4%
Cisco Systems, Inc.*                               36,001          $    788,422
Fiserv, Inc.*                                       7,620               410,108
Google, Inc. - Class A*                             1,510               793,943
Hewlett-Packard Co.                                19,397               816,032
Intel Corp.                                        41,666               801,237
International Business Machines Corp.               6,160               826,302
Microsoft Corp.                                    29,290               717,312
Oracle Corp.                                       44,019             1,181,910
QUALCOMM, Inc.                                     20,795               938,270
Tyco Electronics Ltd.                              29,850               872,217
Western Digital Corp.*                             15,945               452,679
Xilinx, Inc.                                       15,450               411,125
--------------------------------------------------------------------------------
                                                                      9,009,557
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 14.9%
Best Buy Co., Inc.                                 17,033               695,457
Dollar Tree, Inc.*                                 15,920               776,259
Genuine Parts Co.                                   9,560               426,280
Home Depot, Inc.                                   12,510               396,317
Honda Motor Co. Ltd. ADR                           17,997               640,513
McDonald's Corp.                                   10,305               767,826
Ross Stores, Inc.                                  21,980             1,200,548
Target Corp.                                       19,936             1,065,380
--------------------------------------------------------------------------------
                                                                      5,968,580
--------------------------------------------------------------------------------

FINANCIALS -- 14.0%
Aflac, Inc.                                        25,510             1,319,122
Allstate Corp.                                     23,632               745,590
American Express Co.                               19,346               813,112
MetLife, Inc.                                      17,580               675,951
Morgan Stanley                                     27,880               688,079
NYSE Euronext                                      25,600               731,392
State Street Corp.                                 16,990               639,843
--------------------------------------------------------------------------------
                                                                      5,613,089
--------------------------------------------------------------------------------

INDUSTRIALS -- 12.8%
Danaher Corp.                                      15,368               624,094
Eaton Corp.                                         5,060               417,399
Emerson Electric Co.                               13,130               691,426
Honeywell International, Inc.                       9,082               399,063
Illinois Tool Works, Inc.                          16,475               774,655
Union Pacific Corp.                                12,694             1,038,369
United Technologies Corp.                          16,711             1,190,325
--------------------------------------------------------------------------------
                                                                      5,135,331
--------------------------------------------------------------------------------

HEALTH CARE -- 10.2%
Bristol-Myers Squibb Co.                           20,800               563,888
Johnson & Johnson                                   6,288               389,604
Laboratory Corp. of America Holdings*               5,107               400,542
McKesson Corp.                                     12,978               801,781
Merck & Co., Inc.                                  10,580               389,450
Novartis AG ADR+                                   17,145               988,752
Teva Pharmaceutical Industries Ltd. ADR            10,330               544,908
--------------------------------------------------------------------------------
                                                                      4,078,925
--------------------------------------------------------------------------------

ENERGY -- 9.1%
Chesapeake Energy Corp.                            26,360               597,054
Chevron Corp.                                      12,066               977,949
Ensco PLC ADR                                      16,084               719,437
Marathon Oil Corp.                                 19,804               655,513
Pride International, Inc.*                         24,400               718,092
--------------------------------------------------------------------------------
                                                                      3,668,045
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 7.8%
Altria Group, Inc.                                 26,107               627,090
Kimberly-Clark Corp.                                6,292               409,295
PepsiCo, Inc.                                      11,460               761,402
Philip Morris International, Inc.                  24,027             1,345,992
--------------------------------------------------------------------------------
                                                                      3,143,779
--------------------------------------------------------------------------------

MATERIALS -- 3.5%
BHP Billiton Ltd. ADR+                              5,490               418,997
Praxair, Inc.                                      10,739               969,302
--------------------------------------------------------------------------------
                                                                      1,388,299
--------------------------------------------------------------------------------

UTILITIES -- 2.5%
Dominion Resources, Inc.                           22,679               990,165
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.6%
AT&T, Inc.                                         22,773               651,308
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 39,647,078
--------------------------------------------------------------------------------

INVESTMENT FUNDS --3.8%
Invesco Liquid Assets Portfolio**               1,027,239             1,027,239
Touchstone Institutional Money Market Fund^       504,306               504,306
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $  1,531,545
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 102.6%                              $ 41,178,623
(Cost $36,633,076)

LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.6%)                      (1,037,954)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 40,140,669
================================================================================

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2010, was $999,965.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.


PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company

Touchstone Large Cap Core Equity Fund
SCHEDULE OF INVESTMENTS
                                                  September 30, 2010 (Unaudited)


OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION               LEVEL 1        LEVEL 2       LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stocks         $  39,647,078      $     -       $     -     $  39,647,078
Investment Funds          1,531,545            -             -         1,531,545
--------------------------------------------------------------------------------
                                                                   $  41,178,623

See accompanying Notes to Portfolios of Investments.

Touchstone Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
                                                  September 30, 2010 (Unaudited)


                                                                      MARKET
COMMON STOCKS -- 98.6%                               SHARES           VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 20.2%
Agilent Technologies, Inc.*                            4,050        $   135,149
Akamai Technologies, Inc.*                             4,900            245,882
Alliance Data Systems Corp.*+                          4,300            280,618
Atmel Corp.*+                                         39,100            311,236
Autodesk, Inc.*                                       10,250            327,693
Avago Technologies Ltd.*                               6,850            154,193
Avnet, Inc.*                                           4,175            112,767
BMC Software, Inc.*                                    7,250            293,480
Broadcom Corp. - Class A                               3,525            124,750
Brocade Communications Systems, Inc.*                 49,500            289,080
Ciena Corp.*+                                          7,675            119,500
Gartner, Inc.*                                         9,200            270,848
Global Payments, Inc.                                  6,050            259,484
Lam Research Corp.*                                    5,250            219,712
Longtop Financial Technologies Ltd. ADR*               6,100            240,035
LSI Corp.*                                            55,600            253,536
Maxim Integrated Products, Inc.                        6,130            113,466
NICE Systems Ltd. ADR*                                11,200            350,448
ON Semiconductor Corp.*                               45,300            326,613
QLogic Corp.*                                          5,875            103,635
Red Hat, Inc.*                                         6,100            250,100
Salesforce.com, Inc.*                                  2,170            242,606
Verigy Ltd.*                                           7,151             58,138
--------------------------------------------------------------------------------
                                                                      5,082,969
--------------------------------------------------------------------------------

FINANCIALS -- 16.8%
Ameriprise Financial, Inc.                             6,900            326,577
Arch Capital Group Ltd.*                               1,986            166,427
Assurant, Inc.                                         4,070            165,649
Blackstone Group LP                                   20,100            255,069
Boston Properties, Inc. REIT                           1,725            143,382
Comerica, Inc.                                         3,995            148,414
Digital Realty Trust, Inc. REIT+                       1,890            116,613
Discover Financial Services                           21,000            350,280
Federal Realty Investment Trust REIT                   1,550            126,573
First Horizon National Corp.*                          9,235            105,376
Fulton Financial Corp.                                14,675            132,956
Health Care REIT, Inc.                                 2,950            139,653
Home Properties, Inc. REIT                               450             23,805
Invesco, Ltd.                                          9,230            195,953
KeyCorp                                               20,650            164,374
Kilroy Realty Corp. REIT                               4,425            146,645
Knight Capital Group, Inc. - Class A*                 12,900            159,831
Liberty Property Trust REIT                            4,545            144,985
New York Community Bancorp, Inc.                       7,656            124,410
Northern Trust Corp.                                   2,900            139,896
NYSE Euronext                                          9,450            269,987
PartnerRe Ltd.                                         1,550            124,279
Synovus Financial Corp.+                              54,755            134,697
TCF Financial Corp.                                   10,075            163,114
Willis Group Holdings PLC                              5,110            157,490
Wilmington Trust Corp.                                12,300            110,454
--------------------------------------------------------------------------------
                                                                      4,236,889
--------------------------------------------------------------------------------

INDUSTRIALS -- 15.5%
AMETEK, Inc.                                           6,600            315,282
Cooper Industries PLC                                  6,550            320,492
Delta Air Lines, Inc.*                                15,900            185,076
Dover Corp.                                            9,545            498,344
Hexcel Corp.*                                         10,050            178,790
IDEX Corp.                                             9,100            323,141
Jacobs Engineering Group, Inc.*                        2,800            108,360
Joy Global, Inc.                                       2,790            196,193
Kennametal, Inc.                                       4,550            140,731
MSC Industrial Direct Co. - Class A                    6,450            348,558
Precision Castparts Corp.                              3,350            426,623
Rockwell Collins, Inc.                                 2,650            154,362
Roper Industries, Inc.                                 5,450            355,231
SPX Corp.                                              2,705            171,172
WABCO Holdings, Inc.*                                  4,665            195,650
--------------------------------------------------------------------------------
                                                                      3,918,005
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 11.5%
Abercrombie & Fitch Co. - Class A                      4,675            183,821
American Eagle Outfitters, Inc.                       11,925            178,398
Bed Bath & Beyond, Inc.*                               7,500            325,575
Coach, Inc.                                            7,750            332,940
Discovery Communications, Inc. - Class A*              6,450            280,897
Foot Locker, Inc.                                     12,375            179,809
Fortune Brands, Inc.                                   3,325            163,690
International Speedway Corp. - Class A                 5,225            127,490
Lear Corp.*                                            4,870            384,389
Lennar Corp. - Class A                                 5,995             92,203
Macy's, Inc.                                           6,285            145,121
Marriott International, Inc. - Class A                 4,001            143,356
Strayer Education, Inc.+                               1,480            258,260
Toll Brothers, Inc.*                                   4,850             92,247
--------------------------------------------------------------------------------
                                                                      2,888,196
--------------------------------------------------------------------------------

HEALTH CARE -- 10.9%
Beckman Coulter, Inc.                                  1,860             90,749
Covance, Inc.*                                         3,650            170,783
Dendreon Corp.*+                                       6,300            259,434
Life Technologies Corp.*                               7,350            343,172
Mettler-Toledo International, Inc.*                    1,840            228,970
Shire PLC ADR                                          5,550            373,404
Thermo Fisher Scientific, Inc.*                        3,010            144,119
United Therapeutics Corp.*                             4,300            240,843
Varian Medical Systems, Inc.*                          5,200            314,600
Vertex Pharmaceuticals, Inc.*+                         9,850            340,514
Warner Chilcott PLC - Class A                         11,300            253,572
--------------------------------------------------------------------------------
                                                                      2,760,160
--------------------------------------------------------------------------------

ENERGY -- 10.0%
Cameron International Corp.*                           4,500            193,320
CONSOL Energy, Inc.                                   10,700            395,472
Denbury Resources, Inc.*                              23,925            380,168
Massey Energy Co.                                     12,050            373,791
Murphy Oil Corp.                                       2,451            151,766
National-Oilwell Varco, Inc.                           9,032            401,653
Petrohawk Energy Corp.*                                8,125            131,138
Weatherford International Ltd.*                       28,760            491,796
--------------------------------------------------------------------------------
                                                                      2,519,104
--------------------------------------------------------------------------------

MATERIALS -- 7.2%
Commercial Metals Co.                                 10,450            151,421
Crown Holdings, Inc.*                                 11,750            336,755
Cytec Industries, Inc.                                 3,530            199,021
Ecolab, Inc.                                           5,800            294,292
Greif, Inc. - Class A                                  4,100            241,244
International Flavors & Fragrances, Inc.               3,660            177,583
Scotts Miracle-Gro Co. (The) - Class A                 4,800            248,304
Yamana Gold, Inc.                                     15,100            172,140
--------------------------------------------------------------------------------
                                                                      1,820,760
--------------------------------------------------------------------------------

Touchstone Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
                                                  September 30, 2010 (Unaudited)

                                                                       MARKET
COMMON STOCKS -- 98.6% (CONTINUED)                    SHARES           VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.0%
BJ's Wholesale Club, Inc.*                             2,975        $   123,463
J.M. Smucker Co. (The)                                 2,500            151,325
Molson Coors Brewing Co. - Class B                     3,750            177,075
Ralcorp Holdings, Inc.*                                5,350            312,868
--------------------------------------------------------------------------------
                                                                        764,731
--------------------------------------------------------------------------------

UTILITIES -- 2.4%
Consolidated Edison, Inc.                              3,170            152,857
Hawaiian Electric Industies, Inc.                      6,740            151,920
PG&E Corp.                                             2,375            107,872
Wisconsin Energy Corp.                                 3,370            194,786
--------------------------------------------------------------------------------
                                                                        607,435
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.1%
NII Holdings, Inc.*                                    6,600            271,260
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                 $24,869,509
--------------------------------------------------------------------------------

INVESTMENT FUNDS --8.3%
Invesco Liquid Assets Portfolio**                  1,777,902          1,777,902
Touchstone Institutional Money Market Fund^          308,453            308,453
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                              $ 2,086,355
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 106.9%
(Cost $24,126,869)                                                  $26,955,864

LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.9%)                      (1,738,210)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                $25,217,654
================================================================================

*     Non-income producing security.
+ All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2010, was $1,730,451.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust


OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.


                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                 LEVEL 1       LEVEL 2      LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stocks            $  24,869,509    $     -      $     -     $  24,869,509
Investment Funds             2,086,355          -            -         2,086,355
--------------------------------------------------------------------------------
                                                                   $  26,955,864

See accompanying Notes to Portfolios of Investments.

Touchstone Money Market Fund
SCHEDULE OF INVESTMENTS
                                                  September 30, 2010 (Unaudited)

   Principal                                                                         Interest       Maturity
    Amount                                                                             Rate           Date                Value

CORPORATE BONDS -- 8.6%
  $    500,000  Labcon NA, Ser 2010(a)                                                  0.37        10/7/2010         $     500,000
       130,000  Deutsche Bank AG London MTN                                             5.00       10/12/2010               130,166
       223,000  Caterpillar Financial Services Corp. MTN                                5.05        12/1/2010               224,654
       825,000  General Electric Capital Corp. MTN                                      5.00        12/1/2010               839,549
       250,000  Toyota Motor Credit Corp.                                               4.35       12/15/2010               251,936
       233,000  Wells Fargo & Co.                                                       4.88        1/12/2011               235,781
       230,000  ConocoPhillips                                                          9.38        2/15/2011               237,485
     1,850,000  AT&T Wireless Services Inc.                                             7.88         3/1/2011             1,904,272
       100,000  Credit Suisse USA, Inc.                                                 5.25         3/2/2011               102,008
     1,000,000  Countrywide Home Loans, Inc.                                            4.00        3/22/2011             1,013,102
------------------------------------------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS                                                                                                 $   5,438,953
------------------------------------------------------------------------------------------------------------------------------------

TAXABLE MUNICIPAL BONDS -- 17.5%
       500,000  Allen Co OH Hosp Facs Rev Ser 2010 , Class C
                  (LOC: Bank of Nova Scotia)                                            0.22        10/1/2010               500,000
       600,000  OH St Higher Edl Fac Rev Ser 2002 , Class A
                  (SPA: Landesbank Hessen-Thuringen)                                    0.32        10/1/2010               600,000
       200,000  OH St Wtr Dev Auth PCR Facs Rev Ser 2006 , Class A
                  (LOC: Barclays Bank PLC)                                              0.27        10/1/2010               200,000
       700,000  AMP OH Elec Rev UTGO BANS Ser 2009 , Class B                            2.00       10/28/2010               700,259
     1,000,000  Three Rivers LSD UTGO BANS Ser 2010                                     2.50        11/1/2010             1,000,830
     1,000,000  Austintown OH LSD Sch Impt BANS Ser 2010                                2.50       11/17/2010             1,001,266
     1,700,000  Nassau NY Health Care Corp. RANS Ser 2010                               2.50        12/1/2010             1,704,409
       600,000  Waukesha WI TANS Ser 2010 , Class A                                     0.65        12/1/2010               600,000
     1,000,000  Ramapo NY UTGO BANS Ser 2009 , Class B                                  2.00       12/15/2010             1,001,276
       885,000  Janesville WI LSD TANS                                                  1.00         2/1/2011               885,376
       325,000  Mason OH EDR Ser 2010                                                   1.50         2/2/2011               325,327
       400,000  York Co SC PCR Ser 2008 B-3                                             0.75         3/1/2011               400,000
       500,000  Franklin Co OH Rev Notes Ser 2010                                       1.10        3/11/2011               500,436
       450,000  KY Asset / Liability Comm Gnrl Fd Rev Ser 2010                          0.84         4/1/2011               450,000
       300,000  Butler Co OH BANS Fiber Optic Impt                                      1.50         8/4/2011               300,000
       500,000  Union Twp OH BANS Ser 2010                                              1.25        9/13/2011               502,355
       400,000  Metrowest MA Regl Tran Auth RANS Ser 2010                               1.50        9/29/2011               401,967
------------------------------------------------------------------------------------------------------------------------------------

TOTAL TAXABLE MUNICIPAL BONDS                                                                                         $  11,073,501
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.7%
     1,000,000  FHLB                                                                    0.88        1/20/2011             1,001,127
     1,900,000  FNMA                                                                    6.25         2/1/2011             1,932,779
     3,400,000  Overseas Private Investment Corp. FRCOP                                 0.24        10/7/2010             3,400,000
     1,695,744  Overseas Private Investment Corp. FRCOP                                 0.24        10/7/2010             1,695,744
     2,314,071  Overseas Private Investment Corp.                                       0.24        10/7/2010             2,314,071
     1,894,737  Overseas Private Investment Corp. Ser A                                 0.24        10/7/2010             1,894,737
       800,000  Overseas Private Investment Corp. Ser 2                                 0.23        10/7/2010               800,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                              $  13,038,458
------------------------------------------------------------------------------------------------------------------------------------

CERTIFICATE OF DEPOSIT -- 0.4%
       250,000  Toronto Dominion Bank/NY                                                0.26        10/7/2010         $     249,999
------------------------------------------------------------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES (a) -- 52.7%
       800,000  CO Edl & Cultural Facs Auth Rev Ser 2007 C4
                  (LOC: US Bank NA)                                                     0.30        10/1/2010               800,000
       700,000  Concordia College  (LOC: Bank of America NA)                            0.27        10/1/2010               700,000
     1,500,000  Jacksonville FL Health Auth Hosp Facs Rev Ser 2003 A Class A
                  (LOC: Bank of America NA)                                             0.29        10/1/2010             1,500,000
     2,100,000  Orange Co FL Sch Brd COP Ser 2008 E Class E
                  (LOC: Wachovia Bank)                                                  0.28        10/1/2010             2,100,000
     1,960,000  486 Lesser Street LLC  (LOC: Comerica Bank)                             0.65        10/7/2010             1,960,000
       780,000  Agra Enterprises LLC Ser 2004  (LOC: US Bank NA)                        0.60        10/7/2010               780,000
     1,000,000  Andrew W Mellon Foundation NY Ser 2008                                  0.31        10/7/2010             1,000,000
       545,000  Butler Co OH Cap Fdg Rev (CCAO Low Cost) Ser 2005 Class B
                  (LOC: US Bank NA)                                                     0.46        10/7/2010               545,000
       455,000  CA Infra & Econ Dev Bk Rev Ser 2008 Class B  (LOC: Comerica Bank)       0.80        10/7/2010               455,000
     1,485,000  CA St Enterprise Dev Auth IDR (Tri-Tool Inc) Ser 2007 B Class B
                  (LOC: Comerica Bank)                                                  0.80        10/7/2010             1,485,000
       190,000  CA Statewide CDA MFH (Sunrise Fresno) Ser 2000 Class B (LOC: FNMA)      0.32        10/7/2010               190,000

Touchstone Money Market Fund
SCHEDULE OF INVESTMENTS
                                                  September 30, 2010 (Unaudited)

  Principal                                                                           Interest      Maturity
    Amount                                                                              Rate          Date                Value

VARIABLE RATE DEMAND NOTES (CONTINUED)
$      250,000  Chattanooga TN Hlth Edl & Hsg Fac Bd MFH (Windridgde) Ser 2003 B
                  Class B (LOC: FNMA)                                                   0.34        10/7/2010         $     250,000
       435,000  Diaz-Upton LLC (LOC: State Street Bank)                                 0.33        10/7/2010               435,000
     1,490,000  Driftwood Landing Corp. Ser 2002  (LOC: National City Bank)             0.32        10/7/2010             1,490,000
       297,000  Fitch Denney Funeral Home (LOC: FHLB)                                   0.35        10/7/2010               297,000
        85,000  FL St Hsg Fin Corp. MFH (Avalon Reserve) Ser 2003 (LOC: FNMA)           0.34        10/7/2010                85,000
       380,000  Goson Project Ser 1997 (LOC: FHLB)                                      0.40        10/7/2010               380,000
       535,000  IL St Fin Auth (Community Action) Ser 2008 B Class B (LOC: Harris NA)   0.52        10/7/2010               535,000
       545,000  JL Capital One LLC Ser 2002  (LOC: Wells Fargo Bank)                    0.33        10/7/2010               545,000
       395,000  Lake Oswego OR Redev Agy Tax Incrmnt Rev Ser 2005 B Class B
                  (LOC: Wells Fargo Bank)                                               0.33        10/7/2010               395,000
     2,000,000  Lavonia O Frick Family Trust Ser 2006 (LOC: FHLB)                       0.33        10/7/2010             2,000,000
     2,235,000  Mequon WI IDR (Gateway Plastics) Ser 2001 Class B (LOC: Bank One)       0.42        10/7/2010             2,235,000
     1,825,000  Miarko, Inc.  (LOC: PNC Bank N.A.)                                      0.32        10/7/2010             1,825,000
       967,000  Mill Street Village LLC (LOC: FHLB)                                     0.44        10/7/2010               967,000
     1,325,000  Mountain Agency Inc (LOC: US Bank NA)                                   0.28        10/7/2010             1,325,000
     1,230,000  NJ Economic Dev Auth Rev (Cascade Corp) Ser 2008 C Class C
                  (LOC: Bank of America NA)                                             0.47        10/7/2010             1,230,000
       700,000  NY St Hsg Fin Agy Rev Ser 2005 Class B (LOC: FHLMC)                     0.25        10/7/2010               700,000
     1,515,000  Phoenix Realty MFH Rev (Brightons Mark) Ser 1999
                  (LOC: Northern Trust Co.)                                             0.42        10/7/2010             1,515,000
       445,000  Sacramento Co CA Hsg Auth MFH Rev (Deer Park Apts) Ser 2002 (LOC: FNMA) 0.27        10/7/2010               445,000
       300,000  Simi Valley CA MFH Rev (Parker Ranch) Ser 2002 (LOC: FNMA)              0.28        10/7/2010               300,000
       430,000  St Paul MN Port Auth Dist Ser 2009 (LOC: Deutsche Bank AG)              0.26        10/7/2010               430,000
       105,000  Suffolk Co NY IDA (Hampton Day School) Ser 2001 Class B
                  (LOC: JP Morgan Chase Bank)                                           0.55        10/7/2010               105,000
     1,230,000  Tennis for Charity, Inc. OH Rev Ser 2004 (LOC: JP Morgan Chase Bank)    0.27        10/7/2010             1,230,000
       300,000  Volusia Co FL Dev Auth Ind Rev Ser 2007 Class B (LOC: LaSalle Bank)     0.85        10/7/2010               300,000
     1,164,000  WAI Enterprises LLC Ser 2004 (LOC: FHLB)                                0.60        10/7/2010             1,164,000
     1,550,000  Chatom AL IDB Gulf Opp Zone Ser 2008 Class A
                  (SPA: National Rural Utilities Finance)                               0.90       11/15/2010             1,550,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL VARIABLE RATE DEMAND NOTES                                                                                      $  33,248,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $63,048,911)                                                                                                    $  63,048,911

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                                                                                51,915
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                                                  $  63,100,826
------------------------------------------------------------------------------------------------------------------------------------

(a) Variable rate security - the rate reflected is the rate in effect as of September 30, 2010.

PORTFOLIO ABBREVIATIONS:
BANS -- Bond Anticipation Notes
CDA -- Communities Development Authority
COP -- Certificates of Participation
EDR -- Economic Development Revenue
FNMA -- Federal National Mortgage Association
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corp.
FRCOP -- Floating Rate Certification of Participation
IDA -- Industrial Development Authority/Agency
IDB -- Industrial Development Bond
IDR -- Industrial Development Revenue
LSD -- Local School District
MFH -- Multi-Family Housing
MTN -- Medium Term Note
PCR -- Pollution Control Revenue
PLC -- Public Limited Company
RANS -- Revenue Anticipation Notes
TANS -- Tax Anticipation Notes
UTGO -- Unlimited Tax General Obligation

Touchstone Money Market Fund
SCHEDULE OF INVESTMENTS
                                                  September 30, 2010 (Unaudited)

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.


                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                    LEVEL 1      LEVEL 2      LEVEL 3       TOTAL
--------------------------------------------------------------------------------
Variable Rate Demand Notes     $     -   $  33,248,000   $     -   $  33,248,000
U.S. Government Agency
  Obligations                        -      13,038,458         -      13,038,458
Taxable Municipal Bonds              -      11,073,501         -      11,073,501
Corporate Bonds                      -       5,438,953         -       5,438,953
Certificate of Deposit               -         249,999         -         249,999
--------------------------------------------------------------------------------
                                                                   $  63,048,911

See accompanying Notes to Portfolios of Investments.

Touchstone Third Avenue Value Fund
SCHEDULE OF INVESTMENTS
                                                  September 30, 2010 (Unaudited)


                                                                      MARKET
COMMON STOCKS -- 97.0%                                SHARES          VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 40.3%
Bank of New York Mellon Corp.                          81,758     $   2,136,337
Brookfield Asset Management, Inc. - Class A            95,737         2,716,059
Capital Southwest Corp.+                                4,173           378,908
Cheung Kong Holdings Ltd.                             202,000         3,061,691
Forest City Enterprises, Inc. - Class A*+              67,500           866,025
Hang Lung Group Ltd.                                  147,000           959,620
Henderson Land Development Co. Ltd.                   448,000         3,190,163
Investment Technology Group, Inc.*                     48,523           689,997
Investor AB - Class A                                 140,000         2,733,389
KeyCorp                                                45,000           358,200
St. Joe Company (The)*+                                 9,600           238,752
Westwood Holdings Group, Inc.                          32,297         1,092,608
Wheelock & Co. Ltd.                                   498,000         1,665,595
--------------------------------------------------------------------------------
                                                                     20,087,344
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 19.3%
AVX Corp.                                             141,000         1,948,620
Bel Fuse, Inc. - Class B                               18,660           388,501
Electro Scientific Industries, Inc.*                   46,500           516,615
Electronics for Imaging, Inc.*                         62,600           758,712
Lexmark International, Inc. - Class A*                 21,600           963,792
Sycamore Networks, Inc.                                87,341         2,830,722
Synopsys, Inc.*                                        30,700           760,439
Tellabs, Inc.                                         198,450         1,478,453
--------------------------------------------------------------------------------
                                                                      9,645,854
--------------------------------------------------------------------------------

ENERGY -- 16.9%
Bristow Group, Inc.*                                   31,155         1,124,072
Bronco Drilling Co., Inc.*                            118,658           473,445
Cenovus Energy, Inc.                                   49,400         1,421,238
Cimarex Energy Co.                                     21,648         1,432,665
EnCana Corp.                                           49,400         1,493,362
Nabors Industries Ltd.*                                20,000           361,200
Pioneer Drilling Co.*                                 141,359           901,871
Tidewater, Inc.                                        27,000         1,209,870
--------------------------------------------------------------------------------
                                                                      8,417,723
--------------------------------------------------------------------------------

MATERIALS -- 10.5%
Canfor Corp.*                                          58,800           478,904
Lanxess AG                                             10,700           586,242
P.H. Glatfelter Co.                                    49,187           598,114
POSCO ADR                                              22,300         2,541,754
Westlake Chemical Corp.                                33,780         1,011,035
--------------------------------------------------------------------------------
                                                                      5,216,049
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.1%
Jakks Pacific, Inc.*                                    7,650           134,946
MDC Holdings, Inc.                                     12,210           354,456
Skyline Corp.                                          21,000           425,460
Superior Industries International, Inc.                33,733           582,906
Toyota Industries Corp.                                95,000         2,536,596
--------------------------------------------------------------------------------
                                                                      4,034,364
--------------------------------------------------------------------------------

HEALTH CARE -- 1.9%
Cross Country Healthcare, Inc.*                        60,800           437,152
Sanofi-Aventis SA                                       7,500           499,716
--------------------------------------------------------------------------------
                                                                        936,868
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  48,338,202
--------------------------------------------------------------------------------

WARRANT - 0.1%
Henderson Land Development Co. Ltd.,
  expiring 6/1/11*                                     89,600     $      25,868
--------------------------------------------------------------------------------

INVESTMENT FUNDS --6.1%
Invesco Liquid Assets Portfolio**                   1,378,418         1,378,418
Touchstone Institutional Money Market Fund^         1,640,087         1,640,087
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $   3,018,505
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 103.2%
(Cost $40,141,182)                                                $  51,382,575

LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.2%)                      (1,574,095)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  49,808,480
================================================================================

+ All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2010, was $1,356,306.
*     Non-income producing security.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.


                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION               LEVEL 1       LEVEL 2      LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Common Stocks         $  48,338,202     $     -      $     -      $  48,338,202
Investment Funds          3,018,505           -            -          3,018,505
Warrants                     25,868           -            -             25,868
--------------------------------------------------------------------------------
                                                                  $  51,382,575

See accompanying Notes to Portfolios of Investments.

Touchstone Aggressive ETF Fund
SCHEDULE OF INVESTMENTS
                                                  September 30, 2010 (Unaudited)


   Shares                                                              Value

EXCHANGE TRADED FUNDS -- 99.2%
        29,130  iShares Barclays Aggregate Bond Fund               $  3,164,975
        56,110  iShares MSCI EAFE Index Fund                          3,081,561
        62,610  iShares S&P 500 Growth Index Fund                     3,717,156
        10,210  iShares S&P 500 Index Fund/US+                        1,168,943
        42,230  iShares S&P 500 Value Index Fund                      2,290,977
         8,590  iShares S&P MidCap 400 Growth Index Fund                756,779
         8,100  iShares S&P MidCap 400/BARRA Value Index Fund           576,153
         2,220  iShares S&P SmallCap 600 Value Index Fund+              138,017
         2,340  iShares S&P SmallCap 600/BARRA Growth Index Fund        146,180
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                        $ 15,040,741
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 5.0%
       573,085  Invesco Liquid Assets Portfolio**                       573,085
       178,792  Touchstone Institutional Money Market Fund^             178,792
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $    751,877
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 104.2%                              $ 15,792,618
(COST $14,116,469)
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.2%)                        (636,861)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 15,155,757
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2010, was $559,890.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                   LEVEL 1       LEVEL 2     LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Exchange Traded Funds      $  15,040,741    $     -     $     -    $  15,040,741
Investment Funds                 751,877          -           -          751,877
--------------------------------------------------------------------------------
                                                                   $  15,792,618
See accompanying Notes to Portfolios of Investments.

Touchstone Conservative ETF Fund
SCHEDULE OF INVESTMENTS
                                                  September 30, 2010 (Unaudited)


    Shares                                                            Value

EXCHANGE TRADED FUNDS -- 99.2%
        34,500  iShares Barclays 1-3 Year Treasury Bond Fund     $    2,910,765
       110,810  iShares Barclays Aggregate Bond Fund                 12,039,506
        36,730  iShares MSCI EAFE Index Fund                          2,017,212
        40,100  iShares S&P 500 Growth Index Fund                     2,380,737
         3,720  iShares S&P 500 Index Fund/US+                          425,903
        26,920  iShares S&P 500 Value Index Fund                      1,460,410
         5,020  iShares S&P MidCap 400 Growth Index Fund                442,262
         5,900  iShares S&P MidCap 400/BARRA Value Index Fund+          419,667
         3,260  iShares S&P SmallCap 600 Value Index Fund+              202,674
         3,430  iShares S&P SmallCap 600/BARRA Growth Index Fund        214,272
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                      $   22,513,408
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 3.5%
       436,881  Invesco Liquid Assets Portfolio**                       436,881
       364,727  Touchstone Institutional Money Market Fund^             364,727
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $      801,608
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 102.7%
(COST $21,205,266)                                               $   23,315,016
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.7%)                        (619,121)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   22,695,895
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2010, was $426,459.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.


OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                  LEVEL 1       LEVEL 2      LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Exchange Traded Funds    $  22,513,408    $     -      $     -     $  22,513,408
Investment Funds               801,608          -            -           801,608
--------------------------------------------------------------------------------
                                                                   $  23,315,016

See accompanying Notes to Portfolios of Investments.

Touchstone Enhanced ETF Fund
SCHEDULE OF INVESTMENTS
                                                  September 30, 2010 (Unaudited)

   Shares                                                             Value

EXCHANGE TRADED FUNDS -- 99.2%
         4,050  iShares Barclays Aggregate Bond Fund               $    440,032
         7,790  iShares MSCI EAFE Index Fund                            427,827
         6,960  iShares S&P 500 Growth Index Fund+                      413,215
         7,330  iShares S&P 500 Value Index Fund+                       397,652
        35,050  iShares S&P MidCap 400 Growth Index Fund              3,087,905
        41,370  iShares S&P MidCap 400/BARRA Value Index Fund         2,942,648
        45,140  iShares S&P SmallCap 600 Value Index Fund             2,806,354
        47,810  iShares S&P SmallCap 600/BARRA Growth Index Fund+     2,986,691
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                        $ 13,502,324
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 18.2%
     2,309,015  Invesco Liquid Assets Portfolio**                     2,309,015
       162,160  Touchstone Institutional Money Market Fund^             162,160
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $  2,471,175
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 117.4%                              $ 15,973,499
(COST $15,589,928)
LIABILITIES IN EXCESS OF OTHER ASSETS -- (17.4%)                     (2,371,821)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 13,601,678
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2010, was $2,245,123.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                    LEVEL 1      LEVEL 2     LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Exchange Traded Funds      $  13,502,324    $     -     $     -    $  13,502,324
Investment Funds               2,471,175          -           -        2,471,175
--------------------------------------------------------------------------------
                                                                   $  15,973,499

See accompanying Notes to Portfolios of Investments.

Touchstone Moderate ETF Fund
SCHEDULE OF INVESTMENTS
                                                  September 30, 2010 (Unaudited)


   Shares                                                              Value

EXCHANGE TRADED FUNDS -- 99.1%
       195,000  iShares Barclays Aggregate Bond Fund               $ 21,186,750
       140,520  iShares MSCI EAFE Index Fund                          7,717,358
       159,100  iShares S&P 500 Growth Index Fund                     9,445,767
        21,280  iShares S&P 500 Index Fund/US                         2,436,347
       105,790  iShares S&P 500 Value Index Fund                      5,739,108
        23,040  iShares S&P MidCap 400 Growth Index Fund              2,029,824
        20,300  iShares S&P MidCap 400/BARRA Value Index Fund         1,443,939
         7,460  iShares S&P SmallCap 600 Value Index Fund+              463,788
         7,910  iShares S&P SmallCap 600/BARRA Growth Index Fund        494,138
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                        $ 50,957,019
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 1.6%
       466,348  Invesco Liquid Assets Portfolio**                       466,348
       354,323  Touchstone Institutional Money Market Fund^             354,323
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $    820,671
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.7%                              $ 51,777,690
(COST $50,059,740)
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7%)                        (382,283)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 51,395,407
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2010, was $455,147.
**    Represents collateral for securities loaned.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                      LEVEL 1     LEVEL 2     LEVEL 3       TOTAL
--------------------------------------------------------------------------------
Exchange Traded Funds      $  50,957,019     $     -     $     -   $  50,957,019
Investment Funds                 820,671           -           -         820,671
--------------------------------------------------------------------------------
                                                                   $  51,777,690

See accompanying Notes to Portfolios of Investments.

Notes to Portfolio of Investments
September 30, 2010 (Unaudited)

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith by the Advisor under consistently applied procedures in accordance with procedures approved by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

The Funds have adopted FASB ASC 820 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2010, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

PORTFOLIO SECURITIES LOANED. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of June 30, 2010, the following Funds loaned securities and received collateral as follows:

Fund                                  Securities Loaned    Collateral Received
--------------------------------------------------------------------------------
Baron Small Cap Growth Fund                $  3,046,423          $   3,108,969
High Yield Fund                                 164,160                170,240
Large Cap Core Equity Fund                      999,965              1,027,239
Mid Cap Growth Fund                           1,730,451              1,777,902
Third Avenue Value Fund                       1,356,306              1,378,418
Aggressive ETF Fund                             559,890                573,085
Conservative ETF Fund                           426,459                436,881
Enhanced ETF Fund                             2,245,123              2,309,015
Moderate ETF Fund                               455,147                466,348

Notes to Portfolio of Investments
September 30, 2010 (Unaudited)

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral. The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. Certain Funds may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. For the six months ended June 30, 2010, there were no open forward foreign currency contracts.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

FEDERAL TAX INFORMATION. As of September 31, 2010, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                                       Net
                                                                      Gross           Gross         Unrealized
                                                      Federal       Unrealized      Unrealized     Appreciation
                                                      Tax Cost     Appreciation    Depreciation   (Depreciation)
----------------------------------------------------------------------------------------------------------------
Touchstone Baron Small Cap Growth Fund             $ 17,264,576    $  8,072,258    $   (209,139)   $  7,863,119
Touchstone Core Bond Fund                          $ 40,370,725    $  1,433,387    $   (898,831)   $    534,556
Touchstone High Yield Fund                         $ 29,820,495    $  2,176,950    $   (456,135)   $  1,720,815
Touchstone Large Cap Core Equity Fund              $ 39,512,919    $  2,440,845    $   (775,141)   $  1,665,704
Touchstone Mid Cap Growth Fund                     $ 24,401,613    $  3,357,142    $   (802,891)   $  2,554,251
Touchstone Third Avenue Fund                       $ 40,141,182    $ 15,979,157    $ (4,737,764)   $ 11,241,393
Touchstone Aggressive ETF Fund                     $ 14,804,685    $    987,933    $          -    $    987,933
Touchstone Conservative ETF Fund                   $ 21,976,630    $  1,338,386    $          -    $  1,338,386
Touchstone Enhanced ETF Fund                       $ 15,820,097    $    850,216    $   (696,814)   $    153,402
Touchstone Moderate ETF Fund                       $ 51,539,859    $  1,028,713    $   (790,882)   $    237,831

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Touchstone Variable Series Trust


By:    /s/ Jill T. McGruder
       -------------------------
Name:  Jill T. McGruder
Title: President
Date:  November 22, 2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       -------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller
Date:  November 23, 2010